LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Long-term investments
11.	LONG-TERM INVESTMENTS

	December 31, 2012	December 31, 2011
Equity-method investments	106	94
Cost-method investments	13	27

Total	119	121

Equity investments

Equity-method investments as at December 31, 2012 and December 31, 2011 were as follows:

In millions of U.S. dollars, except percentages	December 31, 2012		December 31, 2011
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson AT SA	9	49.0%	16	49.0%
3Sun S.r.l.	91	33.3%	78	33.3%
MicroOLED SAS	6	39.6%	—	—

Total	106		94